Leases (Details) - USD ($) $ in Thousands	1 Months Ended
	Feb. 29, 2024	Jan. 31, 2024	Jul. 31, 2023	Jan. 31, 2023	Sep. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Leases [Line Items]
Operating lease, right of use asset					$ 4,449	$ 4,813
Operating lease liability					$ 4,857	5,248
MOROCCO | New Lease Agreement [Member]
Leases [Line Items]
Lessee, operating lease, renewal term	3 years	3 years	2 years	3 years
Increase in operating right of use assets	$ 72	$ 54	$ 40	$ 177
Accounting Standards Update 2018-11 [Member]
Leases [Line Items]
Operating lease, right of use asset						4,813	$ 5,678
Operating lease liability						$ 5,248	$ 6,154